For Additional Information, please contact
	Benchmark 2019-B10 Mortgage Trust	CTSLink Customer Service
1-866-846-4526
Wells Fargo Bank, N.A.	Commercial Mortgage Pass-Through Certificates	Reports Available www.ctslink.com
Corporate Trust Services	Series 2019-B10	Distribution Date:	6/17/19
8480 Stagecoach Circle		Record Date:	5/31/19
Frederick, MD 21701-4747		Determination Date:	6/11/19

			DISTRIBUTION DATE STATEMENT

				Table of Contents

			STATEMENT SECTIONS				PAGE(s)
			Certificate Distribution Detail				26
			Certificate Factor Detail				27
			Reconciliation Detail				28
			Other Required Information				29
			Cash Reconciliation Detail				30

								Operating Advisor / Asset
	Depositor	Master Servicer		Primary Servicer			Special Servicer	Representations Reviewer

Deutsche Mortgage & Asset Receiving		KeyBank National Association		Midland Loan Services, a Division of PNC Bank,			LNR Partners, LLC	Pentalpha Surveillance LLC
Corporation		11501 Outlook Street		National Association			1601 Washington Avenue	375 North French Road
60 Wall Street		Suite 300		10851 Mastin Street		Suite 700		Suite 100
New York, NY 10005		Overland Park, KS 66211		Building 82, Suite 300			Miami Beach, FL 33139	Amherst, NY 14228
				Overland Park, KS 66210

Contact:	Helaine M. Kaplan	Contact:	Andy Lindenman	Contact:	Heather Wagner		Contact: lnr.cmbs.notices@lnrproperty.com	Contact:	Don Simon
Phone Number:	(212) 250-5270	Phone Number:	(913) 317-4372	Phone Number:	(913) 253-9570	Phone Number:	(305) 695-5600	Phone Number:	(203) 660-6100

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2019, Wells Fargo Bank, N.A.	Page 25 of 30

				Certificate Distribution Detail

	Pass-Through		Original	Beginning	Principal	Interest		Realized Loss /	Total	Ending	Current
							Prepayment
Class	CUSIP		Balance	Balance	Distribution	Distribution		Additional Trust	Distribution	Balance	Subordination
		Rate					Premiums	Fund Expenses			Level (1)

3CC-A	08162VBJ6	4.029452%	77,120,000.00	77,120,000.00	0.00	258,959.47	0.00	0.00	258,959.47	77,120,000.00	22.69%
3CC-B	08162VBL1	4.029452%	22,630,000.00	22,630,000.00	0.00	75,988.76	0.00	0.00	75,988.76	22,630,000.00	0.00%
3CC-VRR Interest	08162VBP2	4.029452%	5,250,000.00	5,250,000.00	0.00	17,628.85	0.00	0.00	17,628.85	5,250,000.00	0.00%
3CC-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%

Totals			105,000,000.00	105,000,000.00	0.00	352,577.08	0.00	0.00	352,577.08	105,000,000.00

(1) For the purposes of the reporting on this Distribution Date Statement, the current Subordination Level of the Class 3CC-A Certificates is calculated by taking (A) the balance of the Class 3CC-B Certificates divided by (B) the sum of the Class 3CC-A

Certificates plus the class 3CC-B Certificates.

Copyright 2019, Wells Fargo Bank, N.A.										Page 26 of 30

			Certificate Factor Detail

						Realized Loss /
		Beginning	Principal	Interest	Prepayment		Ending
Class	CUSIP				Premiums	Additional Trust
		Balance	Distribution	Distribution			Balance
						Fund Expenses

3CC-A	08162VBJ6	1,000.00000000	0.00000000	3.35787695	0.00000000	0.00000000	1,000.00000000
3CC-B	08162VBL1	1,000.00000000	0.00000000	3.35787715	0.00000000	0.00000000	1,000.00000000
3CC-VRR Interest	08162VBP2	1,000.00000000	0.00000000	3.35787619	0.00000000	0.00000000	1,000.00000000
3CC-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Copyright 2019, Wells Fargo Bank, N.A.							Page 27 of 30

					Reconciliation Detail
Principal Reconciliation
	Stated Beginning Principal		Unpaid Beginning	Scheduled Principal Unscheduled Principal Principal Adjustments				Realized Loss	Stated Ending	Unpaid Ending	Current Principal
	Balance		Principal Balance	0.00 0.00	0.00				Principal Balance	Principal Balance	Distribution Amount
Total	105,000,000.00		105,000,000.00					0.00	105,000,000.00	105,000,000.00	0.00

Certificate Interest Reconciliation

			Accrued		Net Aggregate	Distributable	Distributable	Additional Interest	Interest	Interest	Remaining Unpaid
	Accrual	Accrual	Certificate
Class					Prepayment	Certificate	Certificate Interest	Distribution Amount	Shortfall/ (Excess)	Distribution	Distributable
	Dates	Days	Interest		Interest Shortfall	Interest	Adjustment				Certificate Interest
3CC-A	05/01/2019 - 05/30/2019	30	258,959.47		0.00	258,959.47	0.00	0.00	0.00	258,959.47	0.00
3CC-B	05/01/2019 - 05/30/2019	30	75,988.76		0.00	75,988.76	0.00	0.00	0.00	75,988.76	0.00
3CC-VRR Interest	05/01/2019 - 05/30/2019	30	17,628.85		0.00	17,628.85	0.00	0.00	0.00	17,628.85	0.00
3CC-R	N/A	N/A	0.00		0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			352,577.08		0.00	352,577.08	0.00	0.00	0.00	352,577.08	0.00

Copyright 2019, Wells Fargo Bank, N.A.											Page 28 of 30

	Other Required Information

3 Columbus Circle Aggregate Available Funds (1)	352,577.08

3 Columbus Circle Gain-on-Sale Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00

3 Columbus Circle Controlling Class Information

Controlling Class: 3CC-B
Effective as of: 4/11/2019
3 Columbus Circle Loan-Specific Directing Holder: Prima Capital Advisors LLC
Effective as of: 4/11/2019

(1) The 3 Columbus Circle Aggregate Available Funds includes any Prepayment Premiums and Yield
Maintenance Charges.

Copyright 2019, Wells Fargo Bank, N.A.		Page 29 of 30

	Cash Reconciliation Detail

Total Funds Collected		Total Funds Distributed
Interest:		Fees:
Scheduled Interest	353,890.83	Master Servicing Fee - KeyBank National Association	452.08
Interest reductions due to Nonrecoverability Determinations	0.00	Trustee / Certificate Administrator Fee - Wells Fargo Bank, N.A.	614.83
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	45.21
Deferred Interest	0.00	EU Reporting Administrator Fee	201.63
ARD Interest	0.00	Total Fees	1,313.75
Default Interest and Late Payment Charges	0.00
Net Prepayment Interest Shortfall	0.00	Additional Trust Fund Expenses:
Net Prepayment Interest Excess	0.00	Reimbursement for Interest on Advances	0.00
Extension Interest	0.00	ASER Amount	0.00
Interest Reserve Withdrawal	0.00	Special Servicing Fee	0.00
Total Interest Collected	353,890.83	Rating Agency Expenses	0.00
		Attorney Fees & Expenses	0.00
Principal:		Bankruptcy Expense	0.00
Scheduled Principal	0.00	Taxes Imposed on Trust Fund	0.00
Unscheduled Principal	0.00	Non-Recoverable Advances	0.00
Principal Prepayments	0.00	Workout Delayed Reimbursement Amounts	0.00
Collection of Principal after Maturity Date	0.00	Other Expenses	0.00
Recoveries from Liquidation and Insurance Proceeds	0.00	Total Additional Trust Fund Expenses	0.00
Excess of Prior Principal Amounts paid	0.00
Curtailments	0.00	3 Columbus Circle Gain-on-Sale Reserve Account Deposit	0.00
Negative Amortization	0.00
Principal Adjustments	0.00	Interest Reserve Deposit	0.00
Total Principal Collected	0.00
Other:		Payments to Certificateholders & Others:
Prepayment Premiums/Yield Maintenance Charges	0.00	Interest Distribution	352,577.08
Gain-on-Sale Reserve Account Withdrawal	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Premiums/Yield Maintenance Charges	0.00
3 Columbus Circle Gain-on-Sale Proceeds	0.00	Borrower Option Extension Fees	0.00
Total Other Collected:	0.00	Total Payments to Certificateholders & Others	352,577.08
Total Funds Collected	353,890.83	Total Funds Distributed	353,890.83

Copyright 2019, Wells Fargo Bank, N.A.			Page 30 of 30